TAXATION - Unrecognized tax benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of the beginning and ending amount of total unrecognized tax benefits, exclusive of related interest and penalties
Balance at beginning of year	¥ 49,553	¥ 34,710	¥ 15,496
Increase relating to prior year tax positions			6,051
Increase related to current year tax positions	16,374	21,966	14,392
Settlement		(7,100)	(1,235)
Foreign currency translation adjustment			6
Foreign currency translation adjustment	(9)	(23)
Balance at end of year	65,918	49,553	34,710
Unrecognized tax benefits
Unrecognized tax benefits	75,288	55,943
Income tax expenses for interest and penalties related to unrecognized tax benefits	2,980	2,717	¥ 3,673
Other non-current liabilities
Unrecognized tax benefits
Interest and penalties related to unrecognized tax benefits	¥ 9,370	¥ 6,390